CONNING MONEY MARKET PORTFOLIO                 Schedule of Portfolio Investments
                                                                October 31, 2000

 Commercial Paper (85.7%)
                                                         Principal   Amortized
                                                           Amount    Cost (a)
                                                         ---------- -----------
 Asset-Backed (5.1%):
 Triple-A1 Funding Corp., 6.51%, 11/07/00 (b)........... $5,000,000 $ 4,994,575
 Triple-A1 Funding Corp., 6.51%, 11/20/00 (b)...........  5,000,000   4,982,821
                                                                    -----------
                                                                      9,977,396
                                                                    -----------
 Auto (1.0%):
 General Motors Acceptance Corp., 6.48%, 11/20/00.......  2,000,000   1,993,160
                                                                    -----------
 Banking (5.1%):
 Moat Funding LLC, 6.51%, 12/15/00 (b)..................  3,000,000   2,976,130
 Zions Bancorporation, 6.63%, 11/13/00..................  7,000,000   6,984,693
                                                                    -----------
                                                                      9,960,823
                                                                    -----------
 Beverage (2.3%):
 Brown-Forman Corp., 6.54%, 11/16/00....................  4,500,000   4,487,738
                                                                    -----------
 Building Society (3.6%):
 Yorkshire Building Society, 6.60%, 11/14/00............  2,200,000   2,194,834
 Yorkshire Building Society, 6.50%, 12/06/00............  5,000,000   4,968,403
                                                                    -----------
                                                                      7,163,237
                                                                    -----------
 Business Credit Institutional (4.8%):
 Sweetwater Capital Corp., 6.52%, 11/02/00 (b)..........  2,000,000   1,999,638
 Sweetwater Capital Corp., 6.52%, 11/06/00 (b)..........  5,000,000   4,995,472
 Sweetwater Capital Corp., 6.51%, 11/20/00 (b)..........  2,500,000   2,491,410
                                                                    -----------
                                                                      9,486,520
                                                                    -----------
 Cruise Lines (1.3%):
 Carnival Corp., 6.50%, 11/16/00........................  2,500,000   2,493,229
                                                                    -----------
 Electronic (3.0%):
 Hitachi Credit America Corp., 6.60%, 11/30/00..........  2,525,000   2,511,779
 Hitachi Credit America Corp., 6.60%, 12/05/00..........  3,400,000   3,379,128
                                                                    -----------
                                                                      5,890,907
                                                                    -----------

Commercial Paper, continued
                                       Principal   Amortized
                                         Amount    Cost (a)
                                       ---------- -----------
Financial Services (4.9%):
Countrywide Home Loans, 6.53%,
 11/09/00............................  $8,000,000 $ 7,988,391
General Electric Capital Corp.,
 6.55%, 11/06/00.....................   1,650,000   1,648,510
                                                  -----------
                                                    9,636,901
                                                  -----------
Industrial (4.8%):
Parker-Hannifin Corp., 6.48%,
 11/03/00............................   9,500,000   9,496,580
                                                  -----------
Insurance (1.0%):
Cooperative Assoc. of Tractor, 6.52%,
 11/09/00............................   2,000,000   1,997,102
                                                  -----------
Miscellaneous Business Credit (4.8%):
Barton Capital Corp., 6.50%, 11/10/00
 (b).................................   6,500,000   6,489,438
Sheffield Receivables Corp., 6.51%,
 11/02/00 (b)........................   3,000,000   2,999,458
                                                  -----------
                                                    9,488,896
                                                  -----------
Miscellaneous Personal Credit (4.2%):
Enterprise Funding Corp., 6.50%,
 11/02/00 (b)........................   5,000,000   4,999,097
Market Street Funding, 6.52%,
 11/07/00 (b)........................     461,000     460,499
Market Street Funding, 6.49%,
 12/12/00 (b)........................   2,000,000   1,985,217
Thunder Bay Funding Corp., 6.51%,
 11/09/00 (b)........................     772,000     770,883
                                                  -----------
                                                    8,215,696
                                                  -----------
Mortgage Bank (3.5%):
Cooper River Funding, 6.54%,
 11/17/00............................   7,000,000   6,979,653
                                                  -----------
Personal Credit Institution (8.3%):
Delaware Funding Corp., 6.57%,
 11/07/00 (b)........................   2,000,000   1,997,833
Edison Asset Securitization, 6.50%,
 11/01/00 (b)........................   4,500,000   4,500,000
World Omni Vehicles Leasing Corp.,
 6.58%, 11/09/00 (b).................   9,929,000   9,914,622
                                                  -----------
                                                   16,412,455
                                                  -----------

                       See notes to financial statements

CONNING MONEY MARKET PORTFOLIO                Schedule of Portfolio Investments
                                                               October 31, 2000

 Commercial Paper, continued
                                                        Principal   Amortized
                                                          Amount     Cost (a)
                                                        ---------- ------------
 Pharmaceuticals (5.3%):
 Allergan Inc., 6.67%, 11/01/00........................ $1,855,000 $  1,855,000
 Allergan Inc., 6.55%, 11/03/00........................  2,400,000    2,399,127
 Allergan Inc., 6.61%, 11/07/00........................  5,325,000    5,319,187
 Allergan Inc., 6.64%, 11/16/00........................    750,000      747,947
                                                                   ------------
                                                                     10,321,261
                                                                   ------------
 Telecommunications (3.0%):
 British Telecommunications PLC, 6.62%, 11/06/00.......  6,000,000    5,994,558
                                                                   ------------
 Utility (19.7%):
 Centennial Energy Holdings, 6.62%, 12/05/00 (b).......  9,500,000    9,441,572
 Dayton Power & Light, 6.53%, 11/06/00.................  1,750,000    1,748,413
 Dayton Power & Light, 6.54%, 11/14/00.................  6,825,000    6,808,882
 Dayton Power & Light, 6.55%, 11/15/00.................  1,786,000    1,781,451
 Florida Power & Light Corp., 6.48%, 11/07/00..........  9,000,000    8,990,280
 Southern Company, 6.58%, 11/15/00 (b).................  3,000,000    2,992,323
 Southern Company, 6.57%, 12/07/00 (b).................  7,000,000    6,954,010
                                                                   ------------
                                                                     38,716,931
                                                                   ------------
 TOTAL COMMERCIAL PAPER                                             168,713,043
                                                                   ------------
 Floating Rate Notes (8.9%)
 Insurance (4.3%):
 Racers Trust--Zurich Capital, 6.9452%, 12/15/00.......  8,500,000    8,500,000
                                                                   ------------
 Telecommunications (4.6%):
 GTE Corp., 6.7637%,
  1/05/01..............................................  9,000,000    8,998,758
                                                                   ------------
 TOTAL FLOATING RATE NOTES                                           17,498,758
                                                                   ------------

Time Deposits (4.1%)
                                                        Principal   Amortized
                                                          Amount     Cost (a)
                                                        ---------- ------------
Banking (4.1%):
Banco Espirito Santo Euro, 7.00%, 11/27/00............. $5,000,000 $  5,000,000
Banco Espirito Santo Euro, 6.56%, 1/26/01..............  2,000,000    2,000,000
Banco Espirito Santo Euro, 7.031%, 7/19/01.............  1,000,000    1,000,000
                                                                   ------------
TOTAL TIME DEPOSITS                                                   8,000,000
                                                                   ------------
Investment Company (1.8%)
                                                          Shares
                                                        ----------
SEI Prime Obligation Money Market......................  3,588,495    3,588,495
                                                                   ------------
TOTAL INVESTMENT COMPANY                                              3,588,495
                                                                   ------------
TOTAL INVESTMENTS--100.5%                                           197,800,296
                                                                   ------------
Liabilities, less Other Assets--(0.5%).................                (899,492)
                                                                   ------------
TOTAL NET ASSETS--100.0%                                           $196,900,804
                                                                   ============

------
(a) Cost for federal income tax and financial reporting purposes are the same.
(b) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Portfolio's sub-adviser has determined these securities to be liquid.
                       See notes to financial statements

CONNING MONEY MARKET PORTFOLIO

 Statement of Assets and Liabilities

                                                                October 31, 2000

Assets:
Investments, at value (cost $197,800,296)..............          $197,800,296
Interest receivable....................................               366,582
Other assets...........................................                29,810
                                                                 ------------
 Total Assets..........................................           198,196,688
Liabilities:
Dividends payable...................................... $988,476
Payable to affiliates..................................   51,811
Payable for shareholder liaison and administrative
 service fees..........................................  249,925
Other liabilities......................................    5,672
                                                        --------
 Total Liabilities.....................................             1,295,884
                                                                 ------------
Net Assets:
Capital................................................          $196,899,437
Undistributed net investment income....................                 1,963
Undistributed net realized loss........................                  (596)
                                                                 ------------
Net Assets.............................................          $196,900,804
                                                                 ============
 Net Assets............................................          $196,900,804
 Shares................................................           196,901,269
 Offering and redemption price per share...............                 $1.00
                                                                        =====

 Statement of Operations

                                            Eleven Months Ended October 31, 2000

Investment Income:
Interest income........................................            $12,263,599
                                                                   -----------
Expenses:
Shareholder liaison and administrative service fees.... $1,440,803
Investment advisory fees...............................    768,647
Administration fees....................................    384,324
Custodian fees.........................................     38,431
Transfer agent fees....................................     15,078
Accounting fees........................................      4,518
Other..................................................     67,070
                                                        ----------
 Total expenses before voluntary fee reduction.........              2,718,871
 Expenses voluntarily reduced..........................               (898,143)
                                                                   -----------
 Net Expenses..........................................              1,820,728
                                                                   -----------
 Net Investment Income.................................             10,442,871
                                                                   -----------
Realized Loss from Investments:
 Net realized loss from investment transactions........                   (596)
                                                                   -----------
 Change in net assets resulting from operations........            $10,442,275
                                                                   ===========

                       See notes to financial statements

CONNING MONEY MARKET PORTFOLIO

 Statements of Changes in Net Assets

                                                       Eleven
                                                    Months Ended  Period Ended
                                                    October 31,   November 30,
                                                        2000        1999(a)
                                                    ------------  ------------
From Investment Activities:
Operations:
 Net investment income............................. $ 10,442,871  $  4,041,444
 Net realized gain (loss) from investment
  transactions.....................................         (596)          131
                                                    ------------  ------------
Change in net assets resulting from operations.....   10,442,275     4,041,575
                                                    ------------  ------------
Distributions to Shareholders:
 From net investment income........................  (10,442,871)   (4,041,444)
                                                    ------------  ------------
Change in net assets from shareholder
 distributions.....................................  (10,442,871)   (4,041,444)
                                                    ------------  ------------
Change in net assets from capital transactions.....  (33,678,918)  230,580,187
                                                    ------------  ------------
Change in net assets...............................  (33,679,514)  230,580,318
Net Assets:
 Beginning of period...............................  230,580,318            --
                                                    ------------  ------------
 End of period..................................... $196,900,804  $230,580,318
                                                    ============  ============

------
(a) For the period from February 16, 1999 (initial public investment) through November 30, 1999.
                       See notes to financial statements

CONNING MONEY MARKET PORTFOLIO

 Financial Highlights

                                                Eleven
                                             Months Ended       Period Ended
                                             October 31,        November 30,
                                                 2000             1999(a)
                                             ------------       ------------
Net Asset Value, Beginning of Period........   $   1.00           $   1.00
                                               --------           --------
Investment Activities
 Net investment income......................      0.050              0.034
                                               --------           --------
 Total from Investment Activities...........      0.050              0.034
                                               --------           --------
Distributions
 Net investment income......................     (0.050)            (0.034)
                                               --------           --------
 Total Distributions........................     (0.050)            (0.034)
                                               --------           --------
Net Asset Value, End of Period..............   $   1.00           $   1.00
                                               ========           ========
Total Return................................       5.09%(b)           3.41%(b)
Ratios/Supplementary Data:
Net Assets at end of period (000)...........   $196,901           $230,580
Ratio of expenses to average net assets.....       0.95%(c),(d)       0.99%(c)
Ratio of net investment income to average
 net assets.................................       5.44%(c),(d)       4.47%(c)

------
(a)For the period from February 16, 1999 (initial public investment) through November 30, 1999.
(b)Not annualized.
(c)Annualized.
(d) Without fees waived, ratios of net expenses to average net assets for the periods ended October 31, 2000 and November 30, 1999 would have been 1.42% and 1.47%, respectively.
                       See notes to financial statements

CONNING MONEY MARKET PORTFOLIO

                         Notes to Financial Statements
                               October 31, 2000


1.Organization

  Mercantile Mutual Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. As of October 31, 2000, the Fund offered nineteen investment portfolios (see Note 6). The accompanying financial statements and financial highlights are those of the Conning Money Market Portfolio (the "Portfolio") only. The Fund, which was formerly known as The ARCH Fund, Inc., was organized on September 9, 1982 as a Maryland corporation.

  The Portfolio's investment objective is to seek current income with liquidity and stability of principal. In pursuing its investment objective, the Portfolio invests substantially all (but not less than 80%) of its total assets in a broad range of money market instruments.

2.Significant Accounting Policies

  The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from these estimates.

  Securities valuation:

  The securities of the Portfolio are valued at amortized cost which approximates market value. Amortized cost valuation involves valuing an instrument at its cost initially and, thereafter, assuming a constant amortization to maturity of any discount or premium.

  Section 4(2) paper:

  Commercial paper in which the Portfolio invests may include securities issued by corporations without registration under the Securities Act of 1933, as amended (the "1933 Act"), in reliance on the so-called private placement exemption in Section 4(2) of the 1933 Act ("Section 4(2) paper").
  Section 4(2) paper is restricted as to disposition under the federal securities laws in that any resale must be similarly made in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) paper. Investment by the Portfolio in Section 4(2) paper could have the effect of increasing the illiquidity of the Portfolio during any period in which institutional investors were no longer interested in purchasing these securities. Section 4(2) paper will not be considered illiquid, however, if the Portfolio's sub-adviser has determined that a liquid trading market exists for such securities. At October 31, 2000, Section 4(2) paper amounted to $75,944,998 or 38.6%, of the Portfolio's net assets. The Portfolio's sub-adviser has determined these securities to be liquid.

  Repurchase agreements:

  The Portfolio may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of collateral subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed upon price and time, thereby determining the yield during the Portfolio's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio's holding period. The value of the collateral exceeds at all times the total amount of the repurchase obligation, including accrued interest. In the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. There is potential for loss to the Portfolio
                                   Continued

CONNING MONEY MARKET PORTFOLIO

                               October 31, 2000

  in the event the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights. The Portfolio's investment adviser (or sub-investment adviser), acting under the supervision of the Board of Directors, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Portfolio enters into repurchase agreements to evaluate potential risks.

  Securities transactions and investment income:

  Securities transactions are recorded on the trade date. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income, including accretion of discount and amortization of premium on investments, is accrued on a daily basis. Dividend income is recorded on the ex-dividend date.

  Securities lending:

  To increase return, the Portfolio may, from time to time, lend portfolio securities to broker-dealers, banks or institutional borrowers of securities pursuant to agreements requiring that the loans be continuously secured by collateral equal in value to at least the market value of the securities loaned. Collateral for such loans may include cash, securities of the U.S. Government, or its agencies or instrumentalities, irrevocable letters of credit, or any combination thereof. The collateral must be valued daily and, should the market value of the loaned securities exceed collateral value, the borrower must furnish additional collateral to the Portfolio. By lending its securities, the Portfolio can increase its income by continuing to receive interest or dividends on the loaned securities as well as either investing the cash collateral in short-term instruments or obtaining yield in the form of interest paid by the borrower when non-cash collateral, such as U.S. Government securities, are held by the Portfolio. Loans are subject to termination by the Portfolio or the borrower at any time. The risks to the Portfolio of lending securities are that the borrower may fail to provide additional collateral when required, or fail to return the borrowed securities when due. In addition, if cash collateral invested by the Portfolio is less than the amount required to be returned to the borrower as a result of a decrease in the value of the cash collateral investments, the Portfolio must compensate the borrower for the deficiency. The Portfolio did not engage in any securities lending transactions during the period.

  Dividends and distributions to shareholders:

  The Portfolio declares dividends daily from net investment income and pays such dividends monthly, no later than five business days after the end of each month. Net realized capital gains are distributed at least annually. Additional distributions of net investment income and capital gains may be made at the discretion of the Board of Directors in order to comply with certain distribution requirements of the Internal Revenue Code.

  Distributions from net investment income and from net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Distributions to shareholders which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.
                                   Continued

CONNING MONEY MARKET PORTFOLIO

                               October 31, 2000


  As of October 31, 2000, no reclassifications were made to the Portfolio.

  Federal income taxes:

  The Portfolio intends to qualify as a regulated investment company by complying with the provisions available to registered investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

  At October 31, 2000, the Portfolio had accumulated net realized capital loss carryovers of $596, expiring in 2007.

  Other:

  Operating expenses of the Fund not directly attributable to the Portfolio are prorated among the portfolios of the Fund based on the relative net assets of each portfolio or another appropriate basis. Operating expenses directly attributable to the Portfolio are charged directly to the Portfolio's operations.

3.Capital Share Transactions

  As of October 31, 2000, the Fund's Articles of Incorporation authorized the Board of Directors, in its discretion, to issue up to twenty billion full and fractional shares of capital stock, $.001 par value per share, and to classify or reclassify any unissued shares of the Fund into one or more classes and to divide and classify shares of any class into one or more series of such class.

  Shareholder transactions in the Portfolio were as follows:

                                                        Conning Money
                                                      Market Portfolio
                                                 ----------------------------
                                                    Eleven
                                                 Months Ended   Period Ended
                                                  October 31,   November 30,
                                                     2000          1999(a)
                                                 -------------  -------------
   CAPITAL TRANSACTIONS:
    Proceeds from shares issued................. $ 429,938,648  $ 555,184,789
    Dividends reinvested........................    10,315,340      3,180,519
    Cost of shares redeemed.....................  (473,932,906)  (327,785,121)
                                                 -------------  -------------
   Total net increase (decrease) from capital
    transactions................................ $ (33,678,918) $ 230,580,187
                                                 =============  =============
   SHARE TRANSACTIONS:
    Issued......................................   429,938,648    555,184,789
    Reinvested..................................    10,315,340      3,180,519
    Redeemed....................................  (473,932,906)  (327,785,121)
                                                 -------------  -------------
   Total net increase (decrease) from share
    transactions................................   (33,678,918)   230,580,187
                                                 =============  =============

  ------
  (a)For the period from February 16, 1999 (initial public investment) through November 30, 1999.
                                   Continued

CONNING MONEY MARKET PORTFOLIO

                               October 31, 2000

4.Related Party Transactions

  Investment advisory services are provided to the Fund by Firstar Investment Research & Management Company ("FIRMCO"), a wholly owned subsidiary of Firstar Corporation. Under the terms of its investment advisory agreement with the Fund, FIRMCO is entitled to receive fees from the Portfolio at an annual rate of 0.40% of the first $1.5 billion of average daily net assets of the Portfolio, 0.35% of the next $1.0 billion of average daily net assets and 0.25% of average daily net assets in excess of $2.5 billion.

  Conning Asset Management Company ("Conning"), an indirect subsidiary of Metropolitan Life Insurance Company, serves as sub-adviser to the Portfolio. Under the terms of its sub-advisory agreement with FIRMCO, Conning is entitled to receive fees from FIRMCO based on a percentage of the average daily net assets of the Portfolio. Firstar Bank, N.A. ("Firstar") serves as custodian for the Fund. Prior to September 1, 2000, Mercantile Trust Company National Association served as custodian for the Fund. Under the terms of the custodian agreement, Firstar receives fees computed on the average daily net assets of the Portfolio at a rate of 0.02%.

  The Company has entered into a Co-Administration Agreement with BISYS Fund Services Ohio, Inc. and Firstar Mutual Fund Services, LLC (the "Co-Administrators") for certain administrative services. Pursuant to the Co-Administration Agreement with the Company, the Co-Administrators are entitled to receive a fee, computed daily and payable monthly, at the annual rate of 0.20% of the Company's average aggregate daily net assets.

  The Fund has adopted a Shareholder Services Plan (the "Plan") with respect to the Portfolio. Pursuant to the Plan, the Portfolio may pay (i) broker-dealers and other institutions ("Service Organizations") for shareholder liaison services and (ii) Service Organizations for administrative support services. Certain of the service organizations to which fees are paid are affiliates of FIRMCO. The fees paid for shareholder liaison services and/or administrative support services may not exceed the annual rates of 0.25% and 0.50%, respectively, of the Portfolio's average daily net assets attributable to the Portfolio's outstanding shares which are owned of record or beneficially by customers of Service Organizations. The Fund is currently limiting the Portfolio's payments under the Plan to an aggregate of not more than an annual rate of 0.66% of the average daily net assets attributable to the Portfolio's outstanding shares owned of record or beneficially by customers of Service Organizations.

  Fees may be voluntarily reduced to assist the Portfolio in maintaining a more competitive expense ratio. Information regarding fee reduction transactions are as follows for the period ended October 31, 2000:

                                                                 Administrative
                             Investment Advisory  Administration   Servicing
                                    Fees               Fees           Fees
                            --------------------- -------------- --------------
                              Annual
                            Fee Before
                            Voluntary  Voluntary    Voluntary      Voluntary
                               Fee        Fee          Fee            Fee
                            Reductions Reductions   Reductions     Reductions
                            ---------- ---------- -------------- --------------
   Conning Money Market
    Portfolio..............    0.40%    $441,973     $288,243       $167,927

                                   Continued

CONNING MONEY MARKET PORTFOLIO

                               October 31, 2000

5.Results of Special Meeting of Shareholders (Unaudited)

  At a Special Meeting of Shareholders of the Portfolio held on January 21, 2000, shareholders of the Portfolio approved a new sub-advisory agreement between Mississippi Valley Advisors Inc. (all of the assets and liabilities of which were subsequently acquired by Firstar Investment Research & Management Company, LLC) and Conning Asset Management Company ("Conning") with respect to the Portfolio in connection with the acquisition of Conning's parent company, GenAmerica Corporation, by Metropolitan Life Insurance Company.

  The results of the shareholder vote were as follows:

   For          Against  Abstain
   ---          ------- ---------
   225,070,495  697,718 2,542,630

6.Subsequent Event--Special Meeting of Shareholders (Unaudited)

  A Special Meeting of Shareholders of the Fund was held on November 24, 2000 at which shareholders were asked to approve an Agreement and Plan of Reorganization providing for the reorganization of each portfolio of the Fund, including the Portfolio, into a corresponding portfolio of Firstar Funds, Inc. At the Special Meeting, no business was transacted with respect to the Portfolio because a quorum was not present, although each other portfolio of the Fund approved the Agreement and Plan of Reorganization. The reorganization of these other portfolios into Firstar Funds, Inc. was completed on December 11, 2000. Fund management is considering what further action with respect to the Portfolio should be recommended to the Board of Directors.

CONNING MONEY MARKET PORTFOLIO

Change of Accountants

  On October 16, 2000, KPMG LLP ("KPMG") resigned as the Fund's independent auditors. KPMG's reports on the Fund's financial statements for the fiscal years ended November 30, 1999 and November 30, 1998 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Fund's fiscal years ended November 30, 1999 and November 30, 1998 and the interim period commencing December 1, 1999 and ending October 16, 2000, (i) there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of KPMG, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the Fund's financial statements for such years, and (ii) there were no "reportable events" of the kind described in
  Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

  On November 7, 2000, the Fund by action of its Board of Directors engaged PricewaterhouseCoopers LLP ("PwC") as the independent auditors to audit the Fund's financial statements for the 11-month fiscal period ending October 31, 2000. During the Fund's fiscal years ended November 30, 1999 and November 30, 1998 and the interim period commencing December 1, 1999 and ending November 7, 2000, neither the Fund nor anyone on its behalf has consulted PwC on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

                       Report of Independent Accountants

To the Board of Directors and Shareholders of Mercantile Mutual Funds, Inc.:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Conning Money Market Portfolio (one of the portfolios comprising Mercantile Mutual Funds, Inc., hereafter referred to as the "Fund") at October 31, 2000, the results of its operations, the changes in its net assets and the financial highlights for the period then ended, all in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at October 31, 2000 by correspondence with the custodian, provides a reasonable basis for our opinion. The financial statements of the Fund as of November 30, 1999 and for the period then ended were audited by other independent accountants whose report dated January 21, 2000 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
Milwaukee, Wisconsin
December 29, 2000

INVESTMENT ADVISER
Firstar Investment Research & Management Company, LLC
Firstar Center
777 East Wisconsin Avenue, Suite 800
Milwaukee, Wisconsin 53202

SUB-INVESTMENT ADVISER
Conning Asset Management Co.
700 Market Street
St. Louis, Missouri 63101

DISTRIBUTOR
BISYS Fund Services
3435 Stelzer Road
Columbus, Ohio 43219-3035

AUDITORS
PricewaterhouseCoopers LLP
100 East Wisconsin Avenue, Suite 1500
Milwaukee, WI 53202

LEGAL COUNSEL
Drinker Biddle & Reath LLP
One Logan Square
18th & Cherry Streets
Philadelphia, Pennsylvania 19103-6996

TRANSFER AGENT
Firstar Mutual Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

This report is submitted for the general information of the shareholders of the Conning Money Market Portfolio. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current prospectus for the Portfolio, which contains information concerning the Portfolio's in-vestment policies and expenses as well as other pertinent information. An in-vestment in the Portfolio is NOT INSURED BY THE FDIC or any other governmental agency, is not a deposit or obligation of, or endorsed or guaranteed by, any bank, the distributor or any of their affiliates. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

12/00


                        CONNING MONEY MARKET PORTFOLIO


                      [LOGO OF CONNING ASSET MANAGEMENT]


                                 ANNUAL REPORT

                               October 31, 2000